CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Construction Contracts [Abstract]
Contract costs incurred to date	$ 12,949	$ 12,129
Profit recognized to date (less recognized losses)	241	558
Contract costs incurred and profit recognized (less recognized losses)	13,190	12,687
Less: progress billings	(13,786)	(12,919)
Contract work in progress (liability)	(596)	(232)
Comprising:
Amounts due from customers — work in progress (current)	118	195
Amounts due to customers — creditors (current / non-current)	(714)	(427)
Contract work in progress (liability)	$ (596)	$ (232)